Significant Accounting Policies (Details) - USD ($)		9 Months Ended
	Feb. 11, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash equivalents held in trust account		$ 276,008,112
Federal Depository Insurance Coverage		250,000
Temporary equity, shares outstanding			27,600,000	27,600,000
Transaction costs		15,710,090
Underwriting fees		5,520,000
Deferred underwriting fee payable		9,660,000
Other offering costs		530,090
Transaction cost reclassified to non-operating expense		$ 780,268
Unrecognized tax benefits					$ 0
Unrecognized tax benefits accrued for interest and penalties					$ 0
Warrants and Rights Subject to Mandatory Redemption [Member]
Number of warrants in a unit		14,213,333
Public Warrants
Number of warrants in a unit		(9,200,000)
Private Placement Warrants
Number of warrants in a unit		(5,013,333)
Class B Common Stock
Temporary equity, shares outstanding					900,000
Class A ordinary shares
Anti-dilutive securities attributable to warrants (in shares)	14,213,333
Price per share	$ 11.50	$ 9.20			$ 9.20
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding		27,600,000